Employee Benefit Plan - Additional Information (Details) - Hoya Intermediate, LLC [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Defined contribution plan, cost	$ 887	$ 1,147
Defined contribution plan, employer discretionary contribution amount	$ 0	$ 0